iShares®
iShares Trust
Supplement dated December 31, 2024
to the currently effective Summary Prospectus, Prospectus
and Statement of Additional Information (the “SAI”) for the
iShares iBonds Dec 2025 Term Treasury ETF, iShares iBonds Dec 2026 Term Treasury ETF, iShares iBonds Dec 2027 Term Treasury ETF, iShares iBonds Dec 2028 Term Treasury ETF, iShares iBonds Dec 2029 Term Treasury ETF, iShares iBonds Dec 2030 Term Treasury ETF, iShares iBonds Dec 2031 Term Treasury ETF, iShares iBonds Dec 2032 Term Treasury ETF, iShares iBonds Dec 2033 Term Treasury ETF, iShares iBonds Dec 2034 Term Treasury ETF, iShares iBonds Dec 2044 Term Treasury ETF, and iShares iBonds Dec 2054 Term Treasury ETF (each, a “Fund” and collectively, the “Funds”)
The following changes for the Funds will be effective on or around January 31, 2025.
In each Fund’s Summary Prospectus and Prospectus, the section entitled “Principal Investment Strategies,” is modified by replacing the third through the final paragraph with the following:
The Underlying Index is market value-weighted based on amounts outstanding reduced by amounts held by the Federal Reserve System Open Market Account (“SOMA”) times price plus accrued interest. Accrued interest is calculated assuming next‑day settlement.
The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. New issues must settle on or before the following calendar month end rebalancing date in order to qualify for inclusion for such following month (e.g., an issue must settle on or before November 30 in order to be included in the index on October 31). The securities in the Underlying Index are updated on the last calendar day of each month. Cash flows from bond payments that are received during the month are retained in the Underlying Index until the end of the month and then are removed as part of the rebalancing. When cash or a security is removed as part of the rebalancing, it effectively increases the weighting of the remaining securities in the Underlying Index, and the Fund is required to invest in the remaining securities to bring its holdings in line with the Underlying Index. Cash does not earn any reinvestment income while it is held in the Underlying Index
The Fund will invest at least 80% of its assets in the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in U.S. Treasury securities that BFA believes will help the Fund track the Underlying Index, in each case except as described below. The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index.

The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund. In the last six months of operation, as the bonds held by the Fund mature, the proceeds will typically be reinvested by the Fund in investments already in the Underlying Index but may also be invested in other cash and cash equivalents as determined by BFA. To the extent that the Fund invests in money market or similar funds, it will incur the fees and expenses of such funds.
By December 15 of the relevant year, the Fund is expected to consist almost entirely of cash. On or around this date, the Fund will wind up and terminate. After appropriate provision is made for any Fund liabilities, its net assets will be distributed to then-current shareholders pursuant to a plan of liquidation. The Fund’s termination was approved by a majority of the Trust’s Board of Trustees (the “Board”) and does not require additional approval by Fund shareholders. The Board may extend the termination date if a majority of the Board determines the extension to be in the best interest of the Fund.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after‑tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., a security’s price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund may lend securities representing up to one‑third of the value of the Fund’s total assets (including the value of any collateral received).
The Underlying Index is owned, maintained and administered by ICE Data Indices, LLC (the “Index Provider” or “IDI”), which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
In the section entitled “Summary of Principal Risks” of each Fund’s Summary Prospectus, the risk titled “Declining Yield Risk” is deleted in its entirety and replaced with the following:
Declining Yield Risk. During the six months prior to the Fund’s planned termination date, the Fund’s yield may move toward prevailing money market rates and may be lower than the yields of the bonds previously held by the Fund and lower than prevailing yields for bonds in the market.
In the section entitled “Summary of Principal Risks” of each Fund’s Summary Prospectus and the section entitled “Additional Information About the Fund’s Risks” of each Fund’s Prospectus, the last sentence of the risk titled “Income Risk” is deleted in its entirety.
The fourth paragraph of the section entitled “More Information About the Fund” of each Fund’s Prospectus is deleted in its entirety.
In the section entitled “A Further Discussion of Principal Risks” of each Fund’s Prospectus, the risk titled “Declining Yield Risk” is deleted in its entirety and replaced with the following:
Declining Yield Risk. During the six months prior to the Fund’s planned termination date, the Fund’s yield may move toward prevailing money market rates, and may be lower than the yields of the bonds previously held by the Fund and lower than prevailing yields for bonds in the market.
Except for the iShares iBonds Dec 2034 Term Treasury ETF, iShares iBonds Dec 2044 Term Treasury ETF and iShares iBonds Dec 2054 Term Treasury ETF, in each Fund’s SAI, the eighth and ninth paragraphs of the section entitled “Investment Strategies and Risks” are deleted in their entirety and replaced with the following:
The iShares iBonds Dec 2025 Term Treasury ETF, iShares iBonds Dec 2026 Term Treasury ETF, iShares iBonds Dec 2027 Term Treasury ETF, iShares iBonds Dec 2028 Term Treasury ETF, iShares iBonds Dec 2029 Term Treasury ETF, iShares iBonds Dec 2030 Term Treasury ETF, iShares iBonds Dec 2031 Term Treasury ETF, iShares iBonds Dec 2032 Term Treasury ETF and iShares iBonds Dec 2033 Term Treasury ETF will invest at least 80% of its assets in the component securities of each Underlying Index, and each Fund will invest at least 90% of its assets in U.S. Treasury securities that BFA believes will help each Fund track its Underlying Index, in each case except as described below. Each Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help each Fund track its Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. Each Fund seeks to track the investment results of its Underlying Index before fees and expenses of the Fund.
In the last six months of operation, as the bonds held by each Fund mature, the proceeds will typically be reinvested by each Fund in investments already in its Underlying Index but may also be invested in other cash and cash equivalents as determined by BFA. To the extent that each Fund invests in money market or similar funds, it will incur the fees and expenses of such funds. By December 15 of the relevant year, each Fund is expected to consist almost entirely of cash. On or around this date, each Fund will wind up and terminate. After appropriate provision is made for any Fund liabilities, each Fund’s net assets will be distributed to then-current shareholders pursuant to a plan of liquidation. Each Fund’s termination was approved by a majority of the Trust’s Board of Trustees (the “Board”) and does not require additional approval by Fund shareholders. The Board may extend the termination date if a majority of the Board determines the extension to be in the best interest of the Fund.
In the SAI of each the iShares iBonds Dec 2034 Term Treasury ETF, iShares iBonds Dec 2044 Term Treasury ETF and iShares iBonds Dec 2054 Term Treasury ETF, the fourth and fifth paragraphs of the section entitled “Investment Strategies and Risks” are deleted in their entirety and replaced with the following:
The Fund will invest at least 80% of its assets in the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in U.S. Treasury securities that BFA believes will help the Fund track the Underlying Index, in each case except as described below. The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
In the last six months of operation, as the bonds held by the Fund mature, the proceeds will typically be reinvested by the Fund in investments already in the Underlying Index but may also be invested in other cash and cash equivalents as determined by BFA. To the extent that the Fund invests in money market or similar funds, it will incur the fees and expenses of such funds. By December 15 of the relevant year, the Fund is expected to consist almost entirely of cash. On or around this date, the Fund will wind up and terminate. After appropriate provision is made for any Fund liabilities, its net assets will be distributed to then-current shareholders pursuant to a plan of liquidation. The Fund’s termination was approved by a majority of the Trust’s Board of Trustees (the “Board”) and does not require additional approval by Fund shareholders. The Board may extend the termination date if a majority of the Board determines the extension to be in the best interest of the Fund.
In the SAI of each the iShares iBonds Dec 2025 Term Treasury ETF, iShares iBonds Dec 2026 Term Treasury ETF, iShares iBonds Dec 2027 Term Treasury ETF, iShares iBonds Dec 2028 Term Treasury ETF, iShares iBonds Dec 2029 Term Treasury ETF, iShares iBonds Dec 2030 Term Treasury ETF and iShares iBonds Dec 2031 Term Treasury ETF, the fourth sentence to the end of the second paragraph of the subsection entitled “Index Methodology” of the subsection “The ICE® Term Maturity US Treasury Index” in the “Construction and Maintenance of the Underlying Index” section is replaced with the following:
The securities in the Underlying Index are updated on the last calendar day of each month. Cash flows from bond payments that are received during the month are retained in the Underlying Index until the end of the month and then are removed as part of the rebalancing. When cash or a security is removed as part of the rebalancing, it effectively increases the weighting of the remaining securities in the

Underlying Index, and the Fund is required to invest in the remaining securities to bring its holdings in line with the Underlying Index. Cash does not earn any reinvestment income while it is held in the Underlying Index.
In the last six months of operation, as the bonds held by the Fund mature, the proceeds will typically be reinvested by the Fund in investments already in the Underlying Index but may also be invested in other cash and cash equivalents as determined by BFA. To the extent that the Fund invests in money market or similar funds, it will incur the fees and expenses of such funds. By December 15 of the relevant year, the Fund is expected to consist almost entirely of cash.
In the SAI of each the iShares iBonds Dec 2032 Term Treasury ETF, iShares iBonds Dec 2033 Term Treasury ETF, iShares iBonds Dec 2034 Term Treasury ETF, iShares iBonds Dec 2044 Term Treasury ETF and iShares iBonds Dec 2054 Term Treasury ETF, the fifth sentence to the end of the third paragraph of the subsection entitled “Index Description” of the subsection “The ICE® Term Maturity US Treasury Index” in the “Construction and Maintenance of the Underlying Index” section is replaced with the following:
The securities in the Underlying Index are updated on the last calendar day of each month. Cash flows from bond payments that are received during the month are retained in the Underlying Index until the end of the month and then are removed as part of the rebalancing. When cash or a security is removed as part of the rebalancing, it effectively increases the weighting of the remaining securities in the Underlying Index, and the Fund is required to invest in the remaining securities to bring its holdings in line with the Underlying Index. Cash does not earn any reinvestment income while it is held in the Underlying Index.
In the last six months of operation, as the bonds held by the Fund mature, the proceeds will typically be reinvested by the Fund in investments already in the Underlying Index but may also be invested in other cash and cash equivalents as determined by BFA. To the extent that the Fund invests in money market or similar funds, it will incur the fees and expenses of such funds. By December 15 of the relevant year, the Fund is expected to consist almost entirely of cash.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).

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